Label	Element	Value
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Ethereum ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	34.90%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Binance BNB ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	17.20%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21shares XRP ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.40%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Solana ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.20%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Hyperliquid ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.90%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Dogecoin ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.60%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Stellar ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.40%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21shares Canton Network ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Cardano ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Chainlink ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%